As filed with the Securities and Exchange Commission on June 20, 2002

                                               Securities Act File No. 333-11283
                                   Investment Company Act File Act No. 811-07797



  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       |_|

                         POST-EFFECTIVE AMENDMENT NO. 37                     |X|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|
                                AMENDMENT NO. 37


                        (Check appropriate box or boxes)




                      SUNAMERICA STYLE SELECT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)


                              The SunAmerica Center
                                733 Third Avenue
                               New York, NY 10017
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                              Robert M. Zakem, Esq.
                    Senior Vice President and General Counsel
                        SunAmerica Asset Management Corp.
                              The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                             New York, NY 10017-3204
                    (Name and Address for Agent for Service)


                                    Copy to:
                             Margery K. Neale, Esq.

                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022




It is proposed that this filing will become effective (check appropriate box)

     | | immediately upon filing pursuant to paragraph (b)
     |_| on (date) pursuant to paragraph (b)
     | | 60 days after filing pursuant to paragraph (a)(1).
     |_| on  November 1, 2001 pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2)
     |X| on June 20, 2002 pursuant to paragraph (a)(3) of Rule 485.



          If appropriate, check the following box:


                | | This post-effective amendment designates a new
                    effective date for a previously filed
                               post-effective amendment.

The Prospectus, Statement of Additional Information, Part C and corresponding exhibits are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (file number 333-11283) filed on June 19, 2002.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registration Statement has duly caused the Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of June, 2002.



                                        SUNAMERICA STYLE SELECT SERIES, INC.
                                        (Registrant)

                                    By:              *
                                          -------------------------
                                          Peter A. Harbeck
                                          President and Director




     Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.



       SIGNATURES                        TITLE                       DATE
       ----------                        -----                       ----

         *                     President and Director
---------------------------    (Principal Executive Officer)
Peter A. Harbeck


         *                     Treasurer (Principal Financial
---------------------------    and Accounting Officer)
Donna M. Handel


         *                     Director
---------------------------
S. James Coppersmith


         *                     Director
---------------------------
Dr. Judith L. Craven



         *                     Director
---------------------------
William F. Devin



         *                     Director
---------------------------
Samuel M. Eisenstat


         *                     Director
---------------------------
Stephen J. Gutman


         *                     Director
---------------------------
Sebastiano Sterpa





*By: /s/ PETER E. PISAPIA
     ----------------------                              June 20, 2002
         Peter E. Pisapia
         Attorney-in-Fact